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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended 03-31-09

If amended report check here:      | |                    Amendment Number:____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Capital Counsel LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

350 Park Avenue, 11th Floor             New York            NY	10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-05779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Terence Greene                  Member & Secretary                  212-350-4520
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


						Terence S. Greene
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

						New York, NY  04-27-09
                                      ------------------------------------------
                                              (Place and Date of Signing)




Report Type:

[X ]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: $500816
                                         (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM                           COM              885535104       89    28644 SH       Sole                    28644
3M                             COM              88579Y101     1412    28396 SH       Sole                    28396
AMERICAN EXPRESS               COM              025816109      204    15000 SH       Sole                    15000
AMGEN                          COM              031162100      411     8300 SH       Sole                     8300
APPLE COMPUTER                 COM              037833100      240     2285 SH       Sole                     2285
ATS CORP                       COM              00211E104       40    32040 SH       Sole                    32040
AUTOMATIC DATA PROCESSING      COM              053015103    36931  1050376 SH       Sole                  1050376
BAKER HUGHES                   COM              057224107      609    21341 SH       Sole                    21341
BERKSHIRE HATHAWAY CL A        COM              084670108     1474       17 SH       Sole                       17
BERKSHIRE HATHAWAY CL B        COM              084670207      240       85 SH       Sole                       85
C H ROBINSON WORLDWIDE         COM              12541W209    48196  1056706 SH       Sole                  1056706
CISCO SYS                      COM              17275R102      296    17622 SH       Sole                    17622
CME GROUP                      COM              12572Q105    40371   163852 SH       Sole                   163852
COCA COLA                      COM              191216100     3810    86698 SH       Sole                    86698
DANAHER                        COM              235851102     1552    28618 SH       Sole                    28618
DONALDSON                      COM              257651109    26226   977120 SH       Sole                   977120
ENCANA                         COM              292505104    31093   765638 SH       Sole                   765638
EXPRESS SCRIPTS                COM              302182100    48529  1051104 SH       Sole                  1051104
EXXON MOBIL                    COM              30231G102    36666   538412 SH       Sole                   538412
FASTENAL                       COM              311900104      559    17400 SH       Sole                    17400
GENERAL ELECTRIC               COM              369604103     1232   121844 SH       Sole                   121844
GILEAD SCIENCES                COM              375558103     1969    42500 SH       Sole                    42500
HARTE-HANKS                    COM              416196103     1041   194569 SH       Sole                   194569
HUBBELL CLASS B                COM              443510201      249     9242 SH       Sole                     9242
IDEXX LABS                     COM              45168d104    12170   351930 SH       Sole                   351930
INTEL                          COM              458140100    12963   862446 SH       Sole                   862446
INTL BUSINESS MACHINES         COM              459200101     1120    11555 SH       Sole                    11555
JOHNSON & JOHNSON              COM              478160104     6367   121046 SH       Sole                   121046
LEUCADIA NATIONAL              COM              527288104      433    29060 SH       Sole                    29060
MAXIM INTERGRATED PRODS        COM              57772K101      394    29790 SH       Sole                    29790
MERCK & CO                     COM              589331107     7464   279022 SH       Sole                   279022
METTLER - TOLEDO INTL          COM              592688105    16128   314205 SH       Sole                   314205
NCT GROUP INC                  COM              62888Q109        0    20000 SH       Sole                    20000
PEPSICO                        COM              713448108    33319   647228 SH       Sole                   647228
PFIZER                         COM              717081103      666    48900 SH       Sole                    48900
PROCTER & GAMBLE               COM              742718109     2410    51188 SH       Sole                    51188
SCHLUMBERGER LTD               COM              806857108      333     8190 SH       Sole                     8190
SGS SA                         COM              482477007     4661     4435 SH       Sole                     4435
STATE STREET                   COM              857477103    22892   743718 SH       Sole                   743718
STRYKER                        COM              863667101    16330   479742 SH       Sole                   479742
VARIAN MEDICAL SYSTEMS         COM              92220P105    26103   857525 SH       Sole                   857525
WAL MART STORES                COM              931142103      262     5033 SH       Sole                     5033
WESTERN UNION                  COM              959802109    23949  1905217 SH       Sole                  1905217
WHITING PETE                   COM              966387102      263    10175 SH       Sole                    10175
XILINX                         COM              983919101     1552    81008 SH       Sole                    81008
FRANKLIN MA TAX FREE INCOME FN                  354723207     2315 212215.807SH      Sole               212215.807
SSGA CASH MGMT EURO FD GLBL SH                  034113902      358 269901.450SH      Sole               269901.450
BP PLC ADR                     ADR              055622104      256     6383 SH       Sole                     6383
ROYAL DUTCH SHELL PLC-ADR A    ADR              780259206      246     5542 SH       Sole                     5542
SAP AKTIENGESELLSCHAFT ADR     ADR              803054204      993    28125 SH       Sole                    28125
SCHLUMBERGER LTD COM           ADR              806857108      243     5975 SH       Sole                     5975
SGS SA ADR                     ADR              818800104    23188  2206301 SH       Sole                  2206301
REPORT SUMMARY                 52 DATA RECORDS              500816            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


